Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TCW FUNDS INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
TCW Emerging Markets Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
Annual Return 2002	rr_AnnualReturn2002	13.12%
Annual Return 2003	rr_AnnualReturn2003	29.16%
Annual Return 2004	rr_AnnualReturn2004	12.88%
Annual Return 2005	rr_AnnualReturn2005	7.64%
Annual Return 2006	rr_AnnualReturn2006	8.21%
Annual Return 2007	rr_AnnualReturn2007	4.23%
Annual Return 2008	rr_AnnualReturn2008	(12.61%)
Annual Return 2009	rr_AnnualReturn2009	44.78%
Annual Return 2010	rr_AnnualReturn2010	21.27%
Annual Return 2011	rr_AnnualReturn2011	1.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.47%)
1 Year	rr_AverageAnnualReturnYear01	1.95%
5 Years	rr_AverageAnnualReturnYear05	10.27%
10 Years	rr_AverageAnnualReturnYear10	12.10%
Class N Since Inception	rr_AverageAnnualReturnSinceInception
TCW Emerging Markets Income Fund | Class I | - After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.33%)
5 Years	rr_AverageAnnualReturnYear05	7.20%
10 Years	rr_AverageAnnualReturnYear10	8.20%
Class N Since Inception	rr_AverageAnnualReturnSinceInception
TCW Emerging Markets Income Fund | Class I | - After taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	6.94%
10 Years	rr_AverageAnnualReturnYear10	8.12%
Class N Since Inception	rr_AverageAnnualReturnSinceInception
TCW Emerging Markets Income Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (Fees paid directly from your investment)	rr_MaximumAccountFee	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_AverageAnnualReturnYear01	1.74%
5 Years	rr_AverageAnnualReturnYear05	10.04%
10 Years	rr_AverageAnnualReturnYear10
Class N Since Inception	rr_AverageAnnualReturnSinceInception	9.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2004
TCW Emerging Markets Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TCW Emerging Markets Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek high total return from current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 137.87% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	137.87%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in debt securities issued or guaranted by companies, financial institutions and government entities in Emerging Market Countries. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The debt securities in which the Fund invests may consist of securities that are unrated or rated BB or lower by S&P or Ba or lower by Moody's. Debt securities rated below investment grade are high yield, high risk bonds, commonly known as "junk bonds". The Fund will generally invest in at least four Emerging Market Countries.

An Emerging Market Country is a country that has a developing economy or market and is considered an emerging or developing country by the International Bank of Reconstruction and Development or any affiliate thereof (the "World Bank") as well as The Bahamas, Bahrain, Barbados, Bermuda, Brunei, Croatia, Czech Republic, Estonia, Greece, Hong Kong, Hungary, Iceland, Ireland, Israel, Republic of Korea, Kuwait, Latvia, Macau, Poland, Portugal, Qatar, Saudi Arabia, Singapore, Slovak Republic, Slovenia, Taiwan, Trinidad & Tobago and the United Arab Emirates.

The Fund may invest in defaulted corporate securities where the portfolio managers believe the restructured enterprise valuations or liquidation valuations may significantly exceed current market values. In addition, the Fund may invest in defaulted sovereign investments where the portfolio manager believes the expected debt sustainability of the country exceeds current market valuations. The Fund may use derivative instruments, such as credit-linked notes, structured investments, options, futures, and options on futures (including those related to options, securities, foreign currencies, indexes and interest rates), forward contracts, swaps (including interest rate and credit default swaps) and options on swaps, as a substitute for investing directly in debt securities and currencies, to increase returns, to manage credit or interest rate risk, to manage the effective maturity or duration of the Fund's investment portfolio or as part of a hedging strategy. Swap agreements can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular issuer. The Fund also may make forward commitments in which the Fund agrees to buy or sell a security in the future at a price agreed upon today.

In allocating investments among various Emerging Market Countries, the portfolio managers attempt to analyze internal political, market and economic factors. These factors include, but are not limited to:

•	Public finances

•	Monetary policy

•	External accounts

•	Financial markets

•	Foreign investment regulations

•	Exchange rate policy

•	Labor conditions

Portfolio securities may be sold when the Fund's portfolio managers believe the individual security has reached its sell target, the portfolio managers perceive deterioration in the credit fundamentals of the issuer, the portfolio managers believe there are negative macro geo-political considerations that may affect the issuer or the portfolio managers determine to take advantage of a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Since the Fund holds securities with fluctuating market prices, the value of the Fund's shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:

•

emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of Emerging Market Countries as compared to developed countries.

•

foreign currency risk: the risk that the value of the Fund's investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

•	interest rate risk: the risk that debt securities will decline in value because of changes in interest rates or a decline in interest rates will lower the Fund's yield.

•	credit risk: the risk that an issuer will default in the payment of principal and/or interest on a security.

•	price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

•

derivatives risk: the risk of investing in derivative instruments, including liquidity, interest rate, market and management risks, mispricing or improper value. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index and the Fund could lose more than the principal amount invested.

•	defaulted securities risk: the risk of the uncertainty of repayment of defaulted securities and obligations of distressed issuers.

•	junk bond risk: the risk that these bonds have a higher degree of default risk and may be less liquid and subject to greater price volatility than investment grade bonds.

•

leveraging risk: the risk that leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended result.

•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currencies, and the economic and political climates where investments are made.

•

globalization risk: the risk that the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.

•	price volatility risk: the risk that the value of the Fund's investment portfolio will change as the prices of its investments go up or down.

•	counterparty risk: the risk that the other party to a contract, such as a swap agreement, will not fulfill its contractual obligations.

•

issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer's goods or services.

•

liquidity risk: the risk that there may be no willing buyer of the Fund's portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.

•

securities selection risk: the risk that the securities held by the Fund will underperform other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers' choice of securities.

•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

Please see "Principal Risks and Risk Definitions" for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund's investment results have varied from year to year and the table below shows how the Fund's average annual returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. The bar chart shows performance of the Fund's Class I shares. Class N performance would be lower than Class I performance because of the lower expenses paid by Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund's investment results can be obtained by visiting tcwfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year and the table below shows how the Fund's average annual returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	tcwfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns For Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this period were:

Highest	16.44%	(quarter ended 6/30/2009)
Lowest	-9.47%	(quarter ended 9/30/2011)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the period ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

TCW Emerging Markets Income Fund | JP Morgan EMBI Global Diversified Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.34%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.87%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.62%	[1]
Class N Since Inception	rr_AverageAnnualReturnSinceInception	10.64%	[1]

[1]	The JP Morgan EMBI Global Diversified Index is a market capitalization-weighted total return index of U.S. dollar and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.